Note 5 - Discontinued Operations - Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Amounts receivable		$ 76,841	$ 66,108
Inventories		221,220	580,587
Property, plant and equipment		1,272,091	1,686,067
Reclamation deposits	[1]	92	47,083
Other non-current assets		32,084	77,101
Assets derecognized		2,676,568	3,136,009
Accounts payable and accrued liabilities		186,820	232,704
Other current liabilities		15,281	20,395
Other non-current liabilities		19,425	$ 21,541
Discontinued operations [member] | Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC) [Member]
Statement Line Items [Line Items]
Amounts receivable		38,238
Inventories		333,556
Property, plant and equipment		629,374
Reclamation deposits		52,918
Other non-current assets		11,884
Assets derecognized		1,065,970
Accounts payable and accrued liabilities		63,271
Revenue-based taxes payable		17,003
Other current liabilities		325
Provision for reclamation		56,451
Other non-current liabilities		2,570
Liabilities derecognized		139,620
Net assets derecognized		$ 926,350

[1]	The decrease relates primarily to the derecognition of amounts upon loss of control of the Kumtor Mine (note 5).